Subsequent Events - Additional Information (Details) - Subsequent Event [Member] - Private Placement [Member] $ / shares in Units, $ in Millions	Jan. 22, 2024 USD ($) $ / shares shares
Subsequent Event [Line Items]
Sold and issued of shares | shares	14,500,500
Stock issued, price per share	$ 12
Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Stock issued, price per share	$ 11.999
Pre-funded warrants to purchase | shares	4,666,332
Exercise price (in USD per share)	$ 0.001
Aggregate purchase price of pre-funded warrant | $	$ 230
Class of warrant or right maximum beneficial ownership percent	9.99%
Pre-funded warrants increase or decrease percentage	19.99%